RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended		19 Months Ended
	Sep. 21, 2018	May 01, 2018	Mar. 29, 2018	Mar. 01, 2017	Aug. 31, 2015	Sep. 30, 2018	Sep. 30, 2017	Feb. 28, 2017
Preferred stock, par value (in dollars per share)						$ 0.001	$ 0.001
Common stock, par value (in dollars per share)						$ 0.001	$ 0.001
Affiliates [Member] | Private Placement [Member]
Number of share issued or sold			1,050,000
Unit price (in dollars per share)			$ 2.00
Preferred stock, par value (in dollars per share)			0.001
Common stock, par value (in dollars per share)			0.001
Share price			$ 2.34
Description of stock unit term			Each consisting of one share of newly-designated Series A Preferred Stock or Series A-1 Preferred Stock, par value $0.001 per share and one Warrant to purchase one share of Common Stock, par value $0.001 per share
Gross proceeds			$ 2,100,000
Marketing Services Consulting Agreement [Member] | Decision Calculus Associates (Jill Carpenter) [Member]
Marketing expense paid per month		$ 2,000		$ 3,000	$ 10,000
Marketing expense paid								$ 170,000
Expenses related related party						$ 31,000	$ 57,000
Hooper Holmes Agreement [Member] | John Pappajohn [Member]
Professional fees						$ 110,100	$ 20,300
Definitive Agreements [Member] | Directors And Management [Member] | Private Placement [Member]
Number of share issued or sold	459,458
Unit price (in dollars per share)	$ 1.85
Common stock, par value (in dollars per share)	$ 2.00
Description of stock unit term	Each unit consisting of one share of common stock and one common stock purchase warrant to purchase one share of Common Stock for $2.00 per share.